LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Supplemental Cash Flow Information
Supplemental cash flow information related to leases was as follows:

Year ended December 31, 2023
Cash payments related to operating lease	$18,469
New right-of-use assets obtained in exchange for operating lease obligations	11,257

Schedule of Maturities of Lease Liabilities
Maturities of lease liabilities were as follows:

Operating Leases
2024	$17,962
2025	16,430
2026	16,477
2027	15,521
2028	13,634
Thereafter	66,758
Total lease payments	146,782

Less imputed interest	(30,126)

Total	$116,656

Schedule of Supplemental Balance Sheet Information
Supplemental balance sheet information related to leases was as follows:

Year ended December 31, 2023
Current maturities of operating leases	13,747
Long-term operating leases	102,909
Total operating lease liabilities	$116,656

Weighted-average remaining operating lease term	9.80
Weighted-average discount rate of operating leases	5.2%